RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 446	$ 3,842
Less: current portion of restricted cash and short-term deposits	0	(3,350)
Non-current restricted cash and short-term deposits	446	492
Variable interest entity
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	0	3,350
Office lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 446	$ 492